Cover	Sep. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2022
Entity File Number	001-34791
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Central Index Key	0001325702
Entity Tax Identification Number	83-0406195
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o MagnaChip Semiconductor S.A.
Entity Address, Address Line Two	1, Allée Scheffer
Entity Address, City or Town	Grand Duchy of Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2520
City Area Code	352
Local Phone Number	45-62-62
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE